Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income tax expense
Note 11 - Income tax expense
Income tax expense recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2022	2021	2020
Current income tax for the year	(17,277)	(3,336)	(1,966)
Deferred taxes	4,210	5,517	(4,422)
Foreign taxes	(3,717)	(2,517)	(7,147)
Total	(16,784)	(336)	(13,535)
Information regarding current year income tax expense based on the applicable UK and Hong Kong tax rates are as follows:

	For the year ended December 31,
	2022	2021	2020
Loss before tax for the year	(449,005)	(1,007,118)	(471,323)
Tax according to the applicable tax rate [1]	85,311	166,174	74,449
Operating income/costs, non-taxable[2]	86,504	(5,407)	(2,178)
Effect of different tax rates	17,142	64,384	34,700
Tax effect on deferred tax due to change of tax rate	—	—	(575)
Withholding tax	(3,717)	(2,517)	(7,147)
Non-recognition of deferred tax assets on temporary differences	(13,672)	(9,042)	(32,223)
Not recognized loss carry-forward	(188,352)	(213,928)	(80,434)
Other	—	—	(127)
Total	(16,784)	(336)	(13,535)
1    – 2022: 19% (UK rate), 2021: 16.5% and 2020: 15.8% (Hong Kong rates).
2    – Primarily attributable to the Listing expense being non-tax deductible, corresponding tax $70,740 and Fair value changes of the Earn-out rights being non-taxable income, corresponding tax $171,393. Other non-tax items net $14,148.
The 2021 and 2020 income tax expense is based on the applicable Hong Kong tax rate as a result of the change in group composition that occurred in September 2020. The 2020 restructuring represented a common control transaction and resulted in certain tax losses in Sweden of $30,418 to be forfeited. Refer to Note 3 - Common control transaction for further discussion. The 2021 Hong Kong tax rate in the table above is reflective of the Inland Revenue (Amendment (No. 7) Bill 2017 (the “Bill”), which was passed by the Hong Kong Legislative Council in 2018. The Bill introduces the two-tiered profits tax rates regime, under which, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above 2,000,000 HKD will be taxed at 16.5%.
Information regarding the composition of recognized deferred tax assets is as follows:

	As of December 31,
Specification of deferred tax assets	2022	2021
Tax loss carry-forwards	49,804	29,737
Other temporary differences	7,755	3,850
Recognized value of deferred tax assets as of December 31	57,559	33,587
Netting of asset and liability tax positions	(49,804)	(29,737)
Deferred tax asset as of December 31	7,755	3,850
Information regarding the composition of recognized deferred tax liabilities is as follows:

	As of December 31,
Specification of deferred tax liabilities	2022	2021
Intangible assets	41,452	28,753
Inventory	7,890	408
Warranty	938	1,085
Recognized value of deferred tax liabilities as of December 31	50,280	30,246
Netting of asset and liability tax position	(49,804)	(29,737)
Deferred tax liability as of December 31	476	509
All changes in deferred tax assets and liabilities have been reported in the Consolidated Statement of Loss and Comprehensive Loss for the years ended December 31, 2022, 2021 and 2020, respectively. Deferred taxes have been calculated by applying the tax rate per jurisdiction.
Information regarding unrecognized deferred tax assets:
The Group recognizes deferred tax assets to the extent that the Group believes that the likelihood of recognition is probable. In making such a determination, the Group considers reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and the results of recent operations. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Significant management judgements and assumptions are required in determining the recognition of deferred tax assets related to tax losses and other temporary deductible differences. A change in judgement or assumption could have a material impact on the recognition of deferred tax assets.
As of December 31, 2022 and 2021, the Group made the judgement that there is not sufficient, objectively verifiable evidence available which would demonstrate that it is more likely than not that the Group would be able to realize all deferred tax assets in the future. This resulted in deferred tax assets on tax loss carryforwards not being recognized for a tax effected amount of $479,926 and $339,389 as of December 31, 2022 and 2021, respectively.
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2022	2021
Year of expiration
2023	—	—
2024	67,221	74,736
2025	174,128	193,596
2026	142,496	158,427
2027	201,454	12,672
2028 onwards	1,616,709	1,113,882
Tax loss carryforwards as of December 31	2,202,008	1,553,313
The increase in tax losses available for carryforward are mainly attributable to losses incurred as a consequence of the Group scaling headcount and research and development expense to meet the demands of the growing business. Further, for the year ended December 31, 2022, tax loss carryforwards and other temporary differences of $117,229 were attributable to the Chengdu facility which is held for sale. Refer to Note 26 - Assets held for sale for further details. As of December 31, 2022, the Group had unused tax losses of $2,202,008, for which no deferred tax asset has been recognized due to unpredictability of future profit streams. As of December 31, 2022 and 2021, tax losses in Sweden of $1,605,529 and $1,113,842, respectively, have an indefinite carryforward period. As of December 31, 2022 and 2021, tax losses in China of $585,299 and $430,035, respectively, have a five-year carryforward period. In addition to the losses referred to above, the Group also had deferred tax assets arising on other temporary differences of $251,566 and $40,544 as of December 31, 2022 and 2021, respectively, where no deferred tax assets have been recognized.